Accounts Receivable, Net (Schedule of Changes in Allowances for Doubtful Accounts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable, Net [Abstract]
Balance at beginning of the year	$ 4,512,446	$ 1,475,771
Increase in allowances during the year	$ 2,084,409	3,491,475
Deconsolidate BSST		$ (454,800)
Deconsolidate Yuanjie	$ (3,161)
Deconsolidate Yanyu	(2,307,885)
Balance at the end of the year	$ 4,285,809	$ 4,512,446